Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Derivative Financial Instruments
Schedule of Derivative Financial Instruments
	As At March 31
	2020	2019
	(in thousands)
Current
Derivative liabilities – Held for trading
Interest rate cap	$—	$(620)
	$—	$620